Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Loomis Sayles Global Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Loomis Sayles Global Markets Portfolio PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total investment return through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or “Subadviser”), subadviser to the Portfolio, invests the Portfolio’s assets, under normal circumstances, primarily in equity and fixed income securities of U.S. and foreign issuers, including securities of issuers located in countries with emerging securities markets. The Portfolio’s investments in equities will range between 50% and 70% of the Portfolio’s assets, and its investments in fixed income securities will range between 25% and 50% of the Portfolio’s assets. Loomis Sayles allocates the Portfolio’s assets among the following three sectors: (1) global equities, (2) domestic fixed income securities and (3) international fixed income securities.

In deciding how to allocate the Portfolio’s assets among the three sectors, Loomis Sayles attempts to determine the relative attractiveness of each of the three sectors based on fundamental factors such as economic cycles, relative interest rates, stock market valuations, and currency considerations. In deciding which global equity securities to buy and sell, Loomis Sayles generally looks for quality companies that can grow intrinsic value and are priced at an attractive valuation. In deciding which domestic and international fixed income securities to buy and sell, Loomis Sayles generally looks for securities that it believes are undervalued and have the potential for credit upgrades. The Portfolio may invest in investment grade securities, although it may also invest up to 35% of its assets in below investment-grade securities (commonly called “junk bonds”).

The Portfolio will limit its investments in securities issued in emerging market countries to no more than 50% of its assets.

The Portfolio may also invest in foreign currencies and may engage in other foreign currency transactions for investment or hedging purposes. Loomis Sayles may hedge currency risk for the Portfolio (including “cross hedging” between two or more foreign currencies) if it believes the outlook for a particular foreign currency is unfavorable. Loomis Sayles may elect not to hedge currency risk, which may cause the Portfolio to incur losses that would not have been incurred had the risk been hedged.

		The Portfolio may engage in foreign currency hedging transactions, options for hedging and investment purposes, futures and swap transactions and other derivative transactions. The Portfolio also may invest in collateralized mortgage obligations, U.S. and foreign government securities, depositary receipts, real estate investment trusts and convertible securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. To the extent the Portfolio invests in foreign sovereign debt securities, it may be subject to additional risks.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Asset Allocation Risk.    The Portfolio’s ability to achieve its investment objective depends upon Loomis Sayles’ analysis of various factors and Loomis Sayles’ ability to select an appropriate mix of asset classes based on its analysis of such factors. The particular asset allocation selected for the Portfolio may not perform as well as other asset allocations that could have been selected for the Portfolio. The Portfolio may experience losses or poor relative performance if Loomis Sayles allocates a significant portion of the Portfolio’s assets to an asset class that does not perform as Loomis Sayles anticipated, including relative to other asset classes. The Portfolio may underperform funds that allocate their assets differently than the Portfolio.

Portfolio Turnover Risk.    The investment techniques and strategies utilized by the Portfolio might result in a high degree of portfolio turnover. High portfolio turnover rates will increase the Portfolio’s transaction costs, which can adversely affect the Portfolio’s performance.

High Yield Debt Security Risk.    High yield debt securities, or “junk” bonds, may be more susceptible to market risk and credit and counterparty risk than investment grade debt securities because issuers of high yield debt securities are less secure financially and their securities are more sensitive to downturns in the economy. In addition, the secondary market for high yield debt securities may not be as liquid as that for higher rated debt securities.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Mortgage-Backed and Asset-Backed Securities Risk.    The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that issuers will prepay the principal more quickly or more slowly than expected, which could cause the Portfolio to invest the proceeds in less attractive investments or increase the volatility of their prices. To the extent mortgage-backed and asset-backed securities held by the Portfolio are backed by lower rated securities, such as sub-prime obligations, or are subordinated to other interests in the same mortgage or asset pool, the likelihood of the Portfolio receiving payments of principal or interest may be substantially limited.

Interest Rate Risk.    The value of the Portfolio’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates fall. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Portfolio’s investments in fixed income securities may decline when prevailing interest rates fall. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed income and other markets, increase redemptions in the Portfolio’s shares and reduce the liquidity of the Portfolio’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Credit and Counterparty Risk.    The value of the Portfolio’s investments may be adversely affected if a security’s credit rating is downgraded; an issuer of an investment held by the Portfolio fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Portfolio files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Portfolio.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

		Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk, interest rate risk and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of broad-based securities market indexes. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of broad-based securities market indexes.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return for Class A Shares as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd – 2009	17.84%
Lowest Quarter	3rd – 2008	-19.56%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2015
Loomis Sayles Global Markets Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	$ 80
3 Years	rr_ExpenseExampleYear03	250
5 Years	rr_ExpenseExampleYear05	435
10 Years	rr_ExpenseExampleYear10	$ 969
2007	rr_AnnualReturn2007	28.19%
2008	rr_AnnualReturn2008	(39.10%)
2009	rr_AnnualReturn2009	41.00%
2010	rr_AnnualReturn2010	22.39%
2011	rr_AnnualReturn2011	(1.25%)
2012	rr_AnnualReturn2012	17.24%
2013	rr_AnnualReturn2013	17.34%
2014	rr_AnnualReturn2014	3.76%
2015	rr_AnnualReturn2015	1.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.56%)
1 Year	rr_AverageAnnualReturnYear01	1.47%
5 Years	rr_AverageAnnualReturnYear05	7.42%
Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
Loomis Sayles Global Markets Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	329
5 Years	rr_ExpenseExampleYear05	571
10 Years	rr_ExpenseExampleYear10	$ 1,264
1 Year	rr_AverageAnnualReturnYear01	1.23%
5 Years	rr_AverageAnnualReturnYear05	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	7.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
Loomis Sayles Global Markets Portfolio | MSCI World Index (Indices reflect no deduction for mutual fund fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.87%)
5 Years	rr_AverageAnnualReturnYear05	7.59%
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%
Loomis Sayles Global Markets Portfolio | Citigroup World Government Bond Index (Indices reflect no deduction for mutual fund fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.57%)
5 Years	rr_AverageAnnualReturnYear05	(0.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%